CONDENSED STATEMENTS OF OPERATIONS (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Condensed Statements Of Operations
Revenue
Operating expenses:
Research and development	46,056	59,734	105,742	233,407	234,095	196,179
General and administrative	36,566	44,786	128,032	93,584	133,289	223,434
Professional fees	68,537	35,727	294,496	1,926,673	2,015,898	949,319
Total operating expenses	151,159	140,247	528,270	2,253,664	2,383,282	1,368,932
Net operating loss	(151,159)	(140,247)	(528,270)	(2,253,664)	(2,383,282)	(1,368,932)
Other expense:
Interest expense	(283,988)	(48,508)	(703,465)	(139,086)	(198,889)	(41,582)
Other expense			(340,647)
Total other expenses	(283,988)	(48,508)	(1,044,112)	(139,086)	(198,889)	(41,582)
Net loss	$ (435,147)	$ (188,755)	$ (1,572,382)	$ (2,392,750)	$ (2,582,171)	$ (1,410,514)
Weighted average number of common shares outstanding - basic and fully diluted	165,387,269	23,546,325	122,769,016	22,381,026	31,264,255	20,408,658
Net loss per share - basic and fully diluted	$ 0.00	$ (0.01)	$ (0.01)	$ (0.11)	$ (0.08)	$ (0.07)